Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,668,378,947.84	45,722		54.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$315,000,000.00	4.421%		April 15, 2026
Class A-2a Notes	$326,000,000.00	4.47%		December 15, 2027
Class A-2b Notes	$250,000,000.00	4.06819%	*	December 15, 2027
Class A-3 Notes	$513,600,000.00	4.45%		October 15, 2029
Class A-4 Notes	$95,400,000.00	4.52%		February 15, 2031
Class B Notes	$47,370,000.00	4.89%		February 15, 2031
Class C Notes	$31,570,000.00	0.00%		September 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.41%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,348,889.82

Principal:
Principal Collections	$26,930,848.49
Prepayments in Full	$12,637,837.02
Liquidation Proceeds	$543,511.85
Recoveries	$17,526.39
Sub Total	$40,129,723.75
Collections	$44,478,613.57

Purchase Amounts:
Purchase Amounts Related to Principal	$68,336.97
Purchase Amounts Related to Interest	$344.61
Sub Total	$68,681.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,547,295.15

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,547,295.15
Servicing Fee	$943,067.13	$943,067.13	$0.00	$0.00	$43,604,228.02
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,604,228.02
Interest - Class A-2a Notes	$757,773.26	$757,773.26	$0.00	$0.00	$42,846,454.76
Interest - Class A-2b Notes	$475,990.08	$475,990.08	$0.00	$0.00	$42,370,464.68
Interest - Class A-3 Notes	$1,904,600.00	$1,904,600.00	$0.00	$0.00	$40,465,864.68
Interest - Class A-4 Notes	$359,340.00	$359,340.00	$0.00	$0.00	$40,106,524.68
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,106,524.68
Interest - Class B Notes	$193,032.75	$193,032.75	$0.00	$0.00	$39,913,491.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,913,491.93
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,913,491.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,913,491.93
Regular Principal Payment	$42,360,299.86	$39,913,491.93	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,547,295.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,913,491.93
Total					$39,913,491.93

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$22,589,927.72	$69.29	$757,773.26	$2.32	$23,347,700.98	$71.61
Class A-2b Notes	$17,323,564.21	$69.29	$475,990.08	$1.90	$17,799,554.29	$71.19
Class A-3 Notes	$0.00	$0.00	$1,904,600.00	$3.71	$1,904,600.00	$3.71
Class A-4 Notes	$0.00	$0.00	$359,340.00	$3.77	$359,340.00	$3.77
Class B Notes	$0.00	$0.00	$193,032.75	$4.08	$193,032.75	$4.08
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$39,913,491.93	$25.28	$3,690,736.09	$2.34	$43,604,228.02	$27.62

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$203,429,062.35	0.6240155	$180,839,134.63	0.5547213
Class A-2b Notes	$156,003,882.19	0.6240155	$138,680,317.98	0.5547213
Class A-3 Notes	$513,600,000.00	1.0000000	$513,600,000.00	1.0000000
Class A-4 Notes	$95,400,000.00	1.0000000	$95,400,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,047,372,944.54	0.6633393	$1,007,459,452.61	0.6380606

Pool Information
Weighted Average APR	4.927%	4.936%
Weighted Average Remaining Term	46.30	45.55
Number of Receivables Outstanding	36,113	35,314
Pool Balance	$1,131,680,556.21	$1,091,042,306.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,074,722,637.15	$1,036,591,610.48
Pool Factor	0.6783115	0.6539535

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,370.73
Yield Supplement Overcollateralization Amount	$54,450,695.88
Targeted Overcollateralization Amount	$86,029,661.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$83,582,853.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,370.73
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,370.73
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,370.73

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		73	$457,715.52
(Recoveries)		14	$17,526.39
Net Loss for Current Collection Period			$440,189.13
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4668%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1858%
Second Prior Collection Period			0.3926%
Prior Collection Period			0.3427%
Current Collection Period			0.4753%
Four Month Average (Current and Prior Three Collection Periods)			0.3491%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		864	$3,324,418.49
(Cumulative Recoveries)			$197,028.74
Cumulative Net Loss for All Collection Periods			$3,127,389.75
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1875%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,847.71
Average Net Loss for Receivables that have experienced a Realized Loss			$3,619.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	199	$8,522,024.25
61-90 Days Delinquent	0.19%	47	$2,024,041.29
91-120 Days Delinquent	0.03%	8	$378,627.97
Over 120 Days Delinquent	0.02%	8	$266,110.17
Total Delinquent Receivables	1.03%	262	$11,190,803.68

Repossession Inventory:
Repossessed in the Current Collection Period		23	$1,091,792.00
Total Repossessed Inventory		34	$1,603,317.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1488%
Prior Collection Period			0.1523%
Current Collection Period			0.1784%
Three Month Average			0.1598%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2446%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-A
Monthly Investor Report

Collection Period	February 2026
Payment Date	3/16/2026
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$2,448,236.92
2 Months Extended	98	$4,484,917.55
3+ Months Extended	34	$1,314,278.01

Total Receivables Extended	197	$8,247,432.48

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer